Summary of Significant Accounting Policies - Summary of Estimated Useful Life of Property Plant Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Machinery and equipment [Member]
Schedule of Estimated Useful life of property plant equipment [Line Items]
Estimated Useful Life	5 years
Leasehold improvements [Member]
Schedule of Estimated Useful life of property plant equipment [Line Items]
Estimated Useful Life	Shorter of estimated useful life or remaining lease term
Computer equipment [Member]
Schedule of Estimated Useful life of property plant equipment [Line Items]
Estimated Useful Life	3 years
Computer software [Member]
Schedule of Estimated Useful life of property plant equipment [Line Items]
Estimated Useful Life	3 years
Furniture and fixtures [Member]
Schedule of Estimated Useful life of property plant equipment [Line Items]
Estimated Useful Life	3 years